Schedule I - Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Schedule I - Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only)

Schedule I – Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only)

Balance Sheets

As at December 31, 2017 and 2018

(Expressed in thousands of U.S. Dollars, except for share and per share data)

	2017	2018
ASSETS

CURRENT ASSETS:
Cash and cash equivalents	$—	$17
Due from related parties	572	9,578
Prepayments and other assets	42	29
Total current assets	614	9,624

NON-CURRENT ASSETS:
Restricted cash	2,695	—
Investment in subsidiaries*	50,082	35,598
Total non-current assets	52,777	35,598
Total assets	$53,391	$45,222

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES:
Accounts payable	$72	$162
Accrued and other liabilities	163	117
Total current liabilities	235	279

NON-CURRENT LIABILITIES:
Promissory note	5,000	5,000
Total non-current liabilities	5,000	5,000

COMMITMENTS AND CONTINGENCIES	—	—

STOCKHOLDERS’ EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; none issued)	—	—
Common stock ($0.001 par value; 450,000,000 shares authorized; 20,877,893 and 21,060,190 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	21	21
Additional paid-in capital	74,766	74,767
Accumulated deficit	(26,631)	(34,845)
Total stockholders’ equity	48,156	39,943
Total liabilities and stockholders’ equity	$53,391	$45,222

* Eliminated on consolidation

Schedule I – Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only)

Statements of Comprehensive Loss

For the years ended December 31, 2016, 2017 and 2018

(Expressed in thousands of U.S. Dollars, except for share and per share data)

	2016	2017	2018
Expenses:
General and administrative expenses	$(2,344)	$(3,121)	$(2,314)
Operating loss	(2,344)	(3,121)	(2,314)

Other expenses:
Interest and finance costs, net	(72)	(73)	(215)
Total other expenses, net	(72)	(73)	(215)

Equity in loss of subsidiaries*	(3,397)	(2,049)	(5,685)

Net loss	$(5,813)	$(5,243)	$(8,214)

Loss per common share, basic and diluted	$(0.32)	$(0.28)	$(0.39)

Weighted average number of shares, basic and diluted	18,277,893	18,461,455	20,894,202

* Eliminated on consolidation

Schedule I – Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only)

Statements of Stockholders’ Equity

For the years ended December 31, 2016, 2017 and 2018

(Expressed in thousands of U.S. Dollars, except for share and per share data)

	Common Stock		Additional Paid-in	Accumulated	Total Stockholders’
	# of Shares	Par value	Capital	Deficit	Equity
BALANCE, January 1, 2016	18,244,671	$18	$70,123	$(15,575)	$54,566
Issuance of common stock – EIP	33,222	—	—	—	—
Net loss	—	—	—	(5,813)	(5,813)
BALANCE, December 31, 2016	18,277,893	$18	$70,123	$(21,388)	$48,753
Issuance of common stock	2,400,000	3	4,288	—	4,291
Issuance of common stock – EIP	200,000	—	—	—	-
Stock compensation	—	—	355	—	355
Net loss	—	—	—	(5,243)	(5,243)
BALANCE, December 31, 2017	20,877,893	$21	$74,766	$(26,631)	48,156
Net proceeds from the issuance of common stock	182,297	—	1	—	1
Net loss	—	—	—	(8,214)	(8,214)
BALANCE, December 31, 2018	21,060,190	$21	$74,767	$(34,845)	$39,943

Schedule I – Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only)

Statements of Cash Flows

For the years ended December 31, 2016, 2017 and 2018

(Expressed in thousands of U.S. Dollars)

	2016	2017	2018
Cash flows from operating activities:
Net loss	$(5,813)	$(5,243)	$(8,214)
Adjustments to reconcile net loss to net cash from operating activities:
Stock compensation	—	355	—
Equity in loss of subsidiaries, net of dividends received*	5,647	2,049	5,685

Changes in assets and liabilities:
Due from related parties	-	(572)	(206)
Prepayments and other assets	2	(77)	13
Accounts payable	(121)	(34)	182
Due to related parties	(4,087)	1,678	—
Accrued and other liabilities	(71)	22	(46)
Net cash used in operating activities	$(4,443)	$(1,822)	$(2,586)

Cash flows from investing activities:
Net cash provided by investing activities	$—	$—	$—

Cash flows from financing activities:
Gross proceeds from issuance of common stock	—	4,800	315
Common stock offering costs	—	(414)	(407)
Net cash provided by / (used in) financing activities	$—	$4,386	$(92)

Net (decrease) / increase in cash and cash equivalents and restricted cash	(4,443)	2,564	(2,678)

Cash and cash equivalents and restricted cash at the beginning of the year	4,574	131	2,695

Cash and cash equivalents and restricted cash at the end of the year	$131	$2,695	$17

* Eliminated in consolidation

Schedule I – Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only)

For years ended December 31, 2016, 2017 and 2018

(Expressed in thousands of U.S. Dollars, except for share and per share data)

In the condensed financial information of Pyxis, Pyxis’ investment in subsidiaries is stated at cost plus equity in undistributed earnings / losses of subsidiaries. In May 2016, Pyxis received dividend distributions from Sixthone and Seventhone amounting to $2,250, in the aggregate, based on the respective vessel-owning companies’ financial position as of and for the year ended December 31, 2015. During the years ended December 31, 2017 and 2018, Pyxis did not receive any dividend distributions from its subsidiaries.

The lender of Sixthone and Seventhone requires the ratio of the Company’s total liabilities to market value adjusted total assets not to exceed 65%. This requirement is only applicable in order to assess whether the two Vessel-owning companies are entitled to distribute dividends to Pyxis. As of December 31, 2017, the requirement was met as such ratio was marginally lower than 65%. As of December 31, 2018, the relevant ratio was 68%, or 3% higher than the required threshold. As discussed in Note 7, until the Company cures such non-compliance, neither Sixthone nor Seventhone will be permitted to make dividend distributions. Other than the above, there are no legal or regulatory restrictions on Pyxis’ ability to obtain funds from its subsidiaries through dividends, loans or advances.

The condensed financial information of Pyxis, as parent company only, should be read in conjunction with the Company’s consolidated financial statements.